Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 10,600,544	$ 7,866,823	$ 10,404,179
Less: Accumulated depreciation and amortization	(4,788,661)	(3,553,737)	(4,291,638)
Property, plant and equipment, net	5,811,883	4,313,086	6,112,541
Leasehold buildings and leasehold improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	7,850,784	5,826,185	7,742,074
Computers [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	67,657	50,209	63,589
Office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	48,315	35,855	47,069
Machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	530,183	393,457	447,983
Furniture, fixtures & fittings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	57,721	42,836	57,581
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 2,045,884	$ 1,518,281	$ 2,045,883